CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Oil, natural gas and related product sales	$ 497,417	$ 290,193	$ 87,098
EXPENSES
Lease operating expenses	44,678	26,333	20,398
Production and ad valorem taxes	30,619	18,066	6,663
Depletion and accretion expense	105,752	94,661	79,947
Impairments of long-lived assets			5,725
General and administrative	14,223	10,179	10,108
Gain on disposal of oil and natural gas properties		(2,279)	(648)
Total operating costs and expenses	195,272	146,960	122,193
Net operating income (loss)	302,145	143,233	(35,095)
OTHER (EXPENSE) INCOME
(Loss) gain on derivatives - commodity derivatives	(25,324)	(32,389)	13,006
Interest expense	(1,989)	(2,385)	(1,841)
Gain on derivatives - common stock warrants	362
Total other (expense) income	(26,951)	(34,774)	11,165
INCOME (LOSS) BEFORE INCOME TAXES	275,194	108,459	(23,930)
Income tax expense	12,850
NET INCOME (LOSS)	$ 262,344	$ 108,459	$ (23,930)
NET INCOME (LOSS) PER SHARE:
Basic	$ 1.97	$ 0.82	$ (0.18)
Diluted	$ 1.97	$ 0.82	$ (0.18)
WEIGHTED-AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	132,923	132,923	132,923
Diluted	133,074	132,923	132,923